UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450
(Address of principal executive offices) (Zip code)

Robert C. Holderith
Emerging Global Advisors LLC
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS ENERGY TITANS INDEX FUND

Investment Company Report

POLSKI KONCERN NAFTOWY ORLEN S A

Security	X6922W204	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	15-Jul-2009

ISIN	PLPKN0000018	Agenda	702017408 - Management

Item	Proposal	Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 587399 DUE TO CHANGE IN VOTING STATUS AND
ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTI-CE.
THANK YOU.

Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE

Non-Voting

1.	Open meeting	Non-Voting

2.	Management Proposal	Management	For	For

3.	Acknowledge the proper convening of meeting	Non-Voting

4.	Management Proposal	Management	For	For

5.	Management Proposal	Management	For	For

6.	Receive the Management Board Report on Company’s Operations in fiscal 2008, financial statements and proposal on treatment of net loss	Non-Voting

7.	Receive the Management Board report on Group’s Operations in fiscal 2008 and consolidated financial statements	Non-Voting

8.	Receive the Supervisory Board report on its review of Management Board report on Company’s Operations in fiscal 2008, financial statements, and Management Board Proposal on treatment of net loss	Non-Voting

9.	Receive the Supervisory Board report on its review of the Management Board report on Group’s Operations in fiscal 2008 and consolidated financial statements	Non-Voting

10.	Receive the Supervisory Board report on its activities in fiscal 2008 and Company standing	Non-Voting

11.	Management Proposal	Management	For	For

12.	Management Proposal	Management	For	For

13.	Management Proposal	Management	For	For

14.1	Management Proposal	Management	For	For

14.2	Management Proposal	Management	For	For

14.3	Management Proposal	Management	For	For

14.4	Management Proposal	Management	For	For

14.5	Management Proposal	Management	For	For

14.6	Management Proposal	Management	For	For

14.7	Management Proposal	Management	For	For

14.8	Management Proposal	Management	For	For

14.9	Management Proposal	Management	For	For

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Investment Company Report

14.10	Management Proposal	Management	For	For

14.11	Management Proposal	Management	For	For

15.1	Management Proposal	Management	For	For

15.2	Management Proposal	Management	For	For

15.3	Management Proposal	Management	For	For

15.4	Management Proposal	Management	For	For

15.5	Management Proposal	Management	For	For

15.6	Management Proposal	Management	For	For

15.7	Management Proposal	Management	For	For

15.8	Management Proposal	Management	For	For

15.9	Management Proposal	Management	For	For

15.10	Management Proposal	Management	For	For

15.11	Management Proposal	Management	For	For

15.12	Management Proposal	Management	For	For

15.13	Management Proposal	Management	For	For

15.14	Management Proposal	Management	For	For

15.15	Management Proposal	Management	For	For

15.16	Management Proposal	Management	For	For

15.17	Management Proposal	Management	For	For

16.	Management Proposal	Management	For	For

17.1	Management Proposal	Management	For	For

17.2	Management Proposal	Management	For	For

17.3	Management Proposal	Management	For	For

17.4	Management Proposal	Management	For	For

17.5	Management Proposal	Management	For	For

17.6	Management Proposal	Management	For	For

17.7	Management Proposal	Management	For	For

17.8	Management Proposal	Management	For	For

17.9	Management Proposal	Management	For	For

17.10	Management Proposal	Management	For	For

17.11	Management Proposal	Management	For	For

17.12	Management Proposal	Management	For	For

17.13	Management Proposal	Management	For	For

17.14	Management Proposal	Management	For	For

17.15	Management Proposal	Management	For	For

17.16	Management Proposal	Management	For	For

17.17	Management Proposal	Management	For	For

17.18	Management Proposal	Management	For	For

17.19	Management Proposal	Management	For	For

17.20	Management Proposal	Management	For	For

18.1	Management Proposal	Management	For	For

18.2	Management Proposal	Management	For	For

19.1	Management Proposal	Management	For	For

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Investment Company Report

19.2	Management Proposal	Management	For	For

19.3	Management Proposal	Management	For	For

20.	Close Meeting	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
212251	55P	21638	0	18-Jun-2009	18-Jun-2009

Page 3 of 3	14-Jul-2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith

Name:	Robert C. Holderith
Title:	President
Date:	July 27, 2009